SUBSEQUENT EVENTS (Details Narrative) - USD ($)					1 Months Ended	3 Months Ended
	May 03, 2022	Mar. 03, 2022	Feb. 28, 2022	Feb. 23, 2022	Apr. 27, 2022	Mar. 31, 2021	Dec. 31, 2021
Stock issued during period, shares			238,000
Debt instrument, settlement, amount			$ 1,190,000
Outstanding amount							$ 2,564,363
Sale of stock, consideration received on transaction						$ 250,000
SkyPharm SA | Loan
Debt instrument, maturity, month and year		January 2023
Senior Promissory Notes
Debt instrument, maturity date				June 30, 2023
Private Placement
Stock issued during period, shares	39,339
Cashless exercise of warrant					739,374
Warrant issued					455,316
Principal amount	$ 26,515
Outstanding amount	$ 0
Warrants, issued			2,000,000
Sale of stock, consideration received on transaction			$ 6,000,000
Private Placement | Series A Convertible Preferred Stock
Sale of stock, number of shares issued in transaction			6,000
Sale of stock, price per share			$ 1,000.00